Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

The changes in goodwill for the nine months ended June 30, 2015 are as follows (in thousands):

	Human Services	Post-Acute Specialty Rehabilitation Services	Total
Balance as of September 30, 2014	$190,658	$66,974	$257,632
Goodwill acquired through acquisitions	2,628	14,260	16,888

Balance as of June 30, 2015	$193,286	$81,234	$274,520

The changes in goodwill for the fiscal years ended September 30, 2014 and 2013 are as follows (in thousands):

	Human Services	Post-Acute Specialty Rehabilitation Services	Total
Balance as of September 30, 2012	$169,564	$64,699	$234,263
Goodwill acquired through acquisitions	1,294	1,260	2,554
Goodwill written off related to disposal of businesses	(1,334)	—	(1,334)
Adjustments to goodwill, net	—	42	42

Balance as of September 30, 2013	$169,524	$66,001	$235,525
Goodwill acquired through acquisitions	21,134	973	22,107

Balance as of September 30, 2014	$190,658	$66,974	$257,632

Schedule of Intangible Assets

Intangible Assets

Intangible assets consist of the following as of June 30, 2015 (in thousands):

Description	Weighted Average Amortization Period	Gross Carrying Value	Accumulated Amortization	Intangible Assets, Net
Agency contracts	8 years	$468,549	$217,707	$250,842
Non-compete/non-solicit	2 years	6,097	3,223	2,874
Relationship with contracted caregivers	1 year	7,520	6,727	793
Trade names	2 years	4,968	3,232	1,736
Trade names (indefinite life)	—	45,800	—	45,800
Licenses and permits	3 years	48,395	35,098	13,297
Intellectual property	1 year	452	393	59

		$581,781	$266,380	$315,401

Intangible assets consist of the following as of September 30, 2014 (in thousands):

Description	Weighted Average Amortization Period	Gross Carrying Value	Accumulated Amortization	Intangible Assets, Net
Agency contracts	8 years	$484,994	$224,566	$260,428
Non-compete/non-solicit	3 years	5,716	2,448	3,268
Relationship with contracted caregivers	2 years	10,963	9,013	1,950
Trade names	4 years	7,467	2,907	4,560
Trade names (indefinite life)	—	42,400	—	42,400
Licenses and permits	3 years	47,629	32,724	14,905
Intellectual property	2 years	904	689	215

		$600,073	$272,347	$327,726

Intangible assets consist of the following as of September 30, 2014 (in thousands):

Description	Weighted Average Remaining Life	Gross Carrying Value	Accumulated Amortization	Intangible Assets, Net
Agency contracts	8 years	$484,994	$224,566	$260,428
Non-compete/non-solicit	3 years	5,716	2,448	3,268
Relationship with contracted caregivers	2 years	10,963	9,013	1,950
Trade names	4 years	7,467	2,907	4,560
Trade names (indefinite life)	—	42,400	—	42,400
Licenses and permits	3 years	47,629	32,724	14,905
Intellectual property	2 years	904	689	215

		$600,073	$272,347	$327,726

Intangible assets consist of the following as of September 30, 2013 (in thousands):

Description	Weighted Average Remaining Life	Gross Carrying Value	Accumulated Amortization	Intangible Assets, Net
Agency contracts	9 years	$464,480	$195,737	$268,743
Non-compete/non-solicit	3 years	4,929	2,058	2,871
Relationship with contracted caregivers	3 years	10,963	7,905	3,058
Trade names	4 years	3,787	2,431	1,356
Trade names (indefinite life)	—	42,400	—	42,400
Licenses and permits	4 years	45,760	28,343	17,417
Intellectual property	3 years	904	558	346

		$573,223	$237,032	$336,191

Schedule of Amortization Expense Related to Intangible Assets

The estimated remaining amortization expense related to intangible assets with finite lives for the three months remaining in fiscal 2015 and each of the four succeeding years and thereafter is as follows:

(in thousands)
2015	$9,524
2016	36,447
2017	32,755
2018	31,898
2019	31,593
Thereafter	127,384

Total	$269,601

The estimated remaining amortization expense related to intangible assets with finite lives for each of the five succeeding years and thereafter is as follows:

Year Ending September 30,	(In thousands)
2015	$38,251
2016	36,409
2017	32,358
2018	31,466
2019	31,070
Thereafter	115,772

$285,326